Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Summary of List of Subsidiaries

A list of subsidiaries and Rezolve AI plc’s holding as of June 30, 2026 is as follows:

Name of the entity	Country of incorporation	Group shareholding (%)
Rezolve Taiwan Inc.	Taiwan	100%
Rezolve Technology (India) Private Limited	India	100%
Rezolve Mobile Commerce Inc.	United States of America	100%
Rezolve Technology S.L.	Spain	100%
Rezolve AI IP Holdings Limited	United Kingdom	100%
Rezolve Ai Finance LLC	United States of America	100%
Rezolve Ai Finance Holdings LLC	United States of America	100%
Armada Acquisition Corp. I	United States of America	100%
GroupBy Inc.	Canada	100%
GroupBy International Ltd	Canada	100%
GroupBy USA Inc.	United States of America	100%
GroupBy UK Ltd	United Kingdom	100%
Bluedot Industries Pty. Ltd	Australia	100%
Bluedot Industries, Inc.	United States of America	100%
Bluedot Innovation Pty. Ltd	Australia	100%
Prediqt Business Solutions Private Limited	India	100%
Mpower Plus Global Limited	United Kingdom	100%
Mpower Plus Poland SP Z o.o	Poland	100%
Mpower Plus France SARL	France	100%
Mpower Plus B.V.	Netherlands	100%
Mpower PLUS Global PTE. Ltd.	Singapore	100%
Mpower Plus Hungary KFT	Hungary	100%
MPower Plus BVBA	Belgium	100%
MPower Plus Deutschland GmbH	Germany	100%
MPower Plus Global Malaysia SDN BHD	Malaysia	100%
MP PLUS RM S.R.L	Romania	100%
Visenze Pte. Ltd.	Singapore	100%
Visenze Inc.	United States of America	100%
Visenze Technology (Beijing) Co., Ltd	China	100%
Subsquid Labs GmbH	Switzerland	100%
Scale Up Commerce Ltd.	United Kingdom	100%

Name of the entity	Country of incorporation	Group shareholding (%)
Crownpeak Intermediate Holdings, Inc.	United States of America	100%
Crownpeak Technology, Inc.	United States of America	100%
Magus Research Limited	United Kingdom	100%
Evidon, Inc.	United States of America	100%
e-Spirit Inc.	United States of America	100%
Crownpeak Technology,GmbH.	Germany	100%
Ilumino, LLC	United States of America	100%
Aegean Bidco Limited	United Kingdom	100%
ATTRAQT Group Limited	United Kingdom	100%
ATTRAQT Limited	United Kingdom	100%
ATTRAQT, Inc.	United States of America	100%
Early Birds SAS	France	100%
Fredhopper B.V.	Netherlands	100%
Spring Technologies EOOD	Bulgaria	100%
Fredhopper (Australia) Pyt Ltd.	Australia	100%
Fredhopper GmbH	Germany	100%
Fredhopper SARL	France	100%
Techouts Inc.	United States of America	100%
Techouts Solutions India Private Limited	India	100%
ValueAdd Softtech & Systems Private Limited	India	100%
VAST US Systems Inc.	United States of America	100%
Reward Loyalty UK Limited	United Kingdom	100%
Sports Loyalty Card Limited	United Kingdom	100%
Hospitality Data Insights Ltd	United Kingdom	100%
Impact Information Company Ltd	United Kingdom	100%
Reward Loyalty & Analytics Ltd	United Kingdom	100%
Reward Loyalty East Pte Ltd	Singapore	100%
Advanced Commerce Ltd	United Kingdom	100%
Metakeep (De Merger Sub 021726, Inc)	United States of America	100%
Analytics SEO Limited	United Kingdom	100%
Analytics SEO LLC	United States of America	100%

Summary of Accounts Receivable and Unbilled Receivables, Net

Accounts receivable and unbilled receivable, net consisted of the following as of:

	June 30, 2026	December 31, 2025
Accounts receivable	$32,223	$36,094
Allowance for credit losses	(1,300)	(1,935)
Unbilled receivable	47,367	5,017
Accounts receivable and unbilled receivable, net	$78,290	$39,176

Summary of Initial Useful Life of Assets

The initial useful lives of computer software assets as estimated by management are summarized as follows:

Assets	Useful life
Software	5 years

Assets	Useful life
Developed technology	2-11 years

Assets	Useful life
Customer contracts and related relationships	4-7 years

Assets	Useful life
Recruitment database	3 years

Summary of Revenue By Geographical Region

The following table presents revenue by geographical region:

	Six months ended June 30, 2026	Six months ended June 30, 2025
North America	$22,112	$5,613
United Kingdom and Europe	103,935	340
Asia Pacific	4,741	364
Total Revenue	$130,788	$6,317

Summary of Customer Contracts Acquired in Connection with Business Combinations

The Company did not incur any costs to obtain contracts with customers during the six months ended June 30, 2025. Costs capitalized during the six months ended June 30, 2026 relate entirely to customer contracts acquired in connection with business combinations completed during second half of 2025.

	June 30, 2026	December 31, 2025
Opening balance, net	$4,776	$—
Acquired through business combinations	—	4,792
Additions during the year	629	168
Amortization during the year	(732)	(184)
Closing balance, net	$4,673	$4,776

Summary of Fair Value Measurement at Reporting Date

Fair value measurement at reporting date:

Description	Level 1	Level 2	Level 3
June 30, 2026
Fair value on recurring basis
(3) Crypto intangible assets	$105	$—	$—
(4) Contingent consideration	$—	$—	$25,661
Fair value on non-recurring basis
(5) Other digital assets	$—	$8,557	$—
December 31, 2025
Fair value on recurring basis
(1) Share-based payment liability	$1,400	$—	$—
(2) Derivative liability	$—	$2,881	$—
(3) Crypto intangible assets	$103	$—	$—
(4) Contingent consideration	$—	$—	$51,051
Fair value on non-recurring basis
(5) Other digital assets	$—	$16,374	$—

(1)
The fair value of the share-based payment liability at December 31, 2025 was valued using a discounted cash flow method using a risk adjusted discount rate of 10.8%.
(2)
The derivative liability were valued by a third party valuation expert using a Geometric Brownian Motion based Monte Carlo simulation to project the underlying metric value to ultimately determine the fair value upon the date of issuance. This model incorporates the most recent data available including risk-free interest rate, expected life of options, expected dividend yield, expected stock price volatility, and the Company's share price. The derivative is revalued at the end of each reporting period and any change in fair value is recorded as a gain or loss in the statement of operations. The derivative liabilities at December 31, 2025 were triggered by conversion features embedded in promissory notes held by investors Cohen & Company Financial Management LLC, J.V.B. Financial Group and Northlands Securities. On August 15, 2024, the Company recognized derivative liabilities and an offsetting debt discount associated with the embedded conversion features in its senior secured convertible notes, convertible promissory notes and advisors loans. The Company previously did not bifurcate the embedded conversion features as derivatives due to the lack of an underlying share price prior to the Company's acquisition of Armada and listing of its Ordinary Shares on the NASDAQ.
(3)
Crypto assets received in exchange for goods or services are initially measured at their fair value on the contract inception date. Crypto assets purchased for cash are initially recorded at cost, which includes the purchase price and any directly attributable transaction costs or fees. Subsequent to initial recognition, the Company measures all in-scope crypto assets at fair value at each reporting period, with changes in fair value recognized in earnings in the period in which they occur.
(4)
Contingent consideration relates to recent acquisitions and is based on the post-acquisition performance of the acquired businesses. The consideration is reassessed at each reporting period. Contingent consideration is a Level 3 financial liability under topic ASC 820. Future anticipated payments in respect of contingent consideration are initially recorded at fair value, which is the present value of the expected cash outflows of the obligations. The obligations are dependent on the future financial performance of the businesses acquired. The fair value is estimated based on internal financial projections in relation to the acquisition. The valuation incorporates unobservable inputs, including forecasted performance of the acquired businesses, the probability of achieving targets, and the discount rate. The following table provides a roll forward of the contingent consideration liability related to the Company’s acquisitions (excluding $2.1 million of equity classified contingent consideration):

Six months ended June 30, 2026
Beginning balance	$51,051
Additions	218
Earned	(29,453)
Loss on revaluation	3,845
Ending balance	$25,661

(5)
The fair value of SQD tokens is determined using a market approach based on the traded price observed on the transaction date. There is no pricing information available from a National Price Desk for SQD tokens that would otherwise represent a quoted price in an active market and qualify as a Level 1 input in the fair value hierarchy. Accordingly, the Company estimates fair value using pricing information obtained from market aggregators that compile trading data from active exchanges. The prices obtained from these market aggregators represent observable market data but are not directly quoted prices for identical assets in an active market. As a result, the Company classifies the inputs used in determining the fair value of SQD tokens as Level 2 inputs within the fair value hierarchy. These prices reflect active market transactions for SQD tokens at or near the measurement date.

Summary of Roll Forward of Contingent Consideration Related to Acquisitions	The following table provides a roll forward of the contingent consideration liability related to the Company’s acquisitions (excluding $2.1 million of equity classified contingent consideration):

Six months ended June 30, 2026
Beginning balance	$51,051
Additions	218
Earned	(29,453)
Loss on revaluation	3,845
Ending balance	$25,661

Summary of Customers Representing More Than 10% of Accounts Receivable	At December 31, 2025, the following customers represent more than 10% of total accounts receivable.

December 31, 2025
Servicios Liverpool, S.A. de C.V.	17%

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following table presents the potential shares of ordinary shares outstanding that were excluded from the computation of diluted net loss per share of ordinary shares as of the periods presented because including them would have been antidilutive:

	June 30, 2026	June 30, 2025
Convertible debt	571,429	54,172
Shares payable (see note 7)	23,323,453	498,221
Warrants	12,794,266	13,019,976
Share options	9,963,657	7,522,654
Convertible promissory notes (see note 7)	171,905	222,153
Advisors Loans	—	1,606,039
Total	46,824,710	22,923,214